Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Assets	£ 186	£ 106
Liabilities	0	0
Beginning Balance	186	106
Income statement charge	(78)	(225)	£ (391)
Other comprehensive income (charge)/credit	1	(3)
Corporate income tax paid	161	309	445
Other movements	1	(1)
Ending Balance	271	186	106
Assets	271	186	106
Liabilities	£ 0	£ 0	£ 0